SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total consolidated assets	$ 8,895,056	$ 9,340,341	$ 10,262,309
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	7,478,104	7,269,624	7,594,830
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	121,980	135,707	145,631
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	427,668	473,731	496,455
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,453,135	3,193,895	3,183,460
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,475,321	3,466,291	3,769,284
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	682,204	825,247	941,926
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 734,748	$ 1,245,470	$ 1,725,553